Derivative Financial Instruments and Hedge Accounting	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about hedges [abstract]
Derivative Financial Instruments and Hedge Accounting
9. Derivative Financial Instruments and Hedge Accounting
The Group’s derivative operations focus on addressing the needs of the Group’s corporate clients to hedge their risk exposure and hedging the Group’s risk exposure that results from such client contracts. The Group also engages in derivative trading activities to hedge the interest rate risk and currency risk arising from the Group’s own assets and liabilities. In addition, the Group engages in proprietary trading of derivatives within the predetermined transaction limit.
The Group provides and trades a range of derivative financial instruments, including:

•	Interest rate swaps relating to interest rate risk in Korean won

•	Cross-currency swaps, forwards, and options relating to currency risk

•	Stock index options linked with the Korea Composite Stock Price Index (“KOSPI”)
In particular, the Group applies fair value hedge accounting using interest rate swaps, currency forwards, and others to hedge the risk of changes in fair value due to the changes in interest rate and foreign exchange rate of structured debentures in Korean won, debentures in foreign currencies, structured deposits in foreign currencies, and others. The Group applies cash flow hedge accounting using interest rate swaps, currency swaps, and others to hedge the risk of changes in cash flows of floating rate debt securities in Korean won, borrowings in foreign currencies, group of loans measured at amortized cost, and others. In addition, the Group applies net investments in foreign operations hedge accounting by designating debentures in foreign currencies and cross currency forwards as hedging instruments to hedge the currency risk of net investments in foreign operations.

9.1 Details of derivative financial instruments held for trading as of December 31, 2022 and 2023, are as follows:

	December 31, 2022						December 31, 2023
	Notional amount		Assets		Liabilities		Notional amount		Assets		Liabilities
	(In millions of Korean won)
Interest rate
Forwards	￦	8,261,663	￦	821,603	￦	431,002	￦	14,872,481	￦	488,542	￦	465,983
Futures*		4,450,505		765		256		5,398,495		6,226		4,576
Swaps		359,581,194		859,670		694,713		416,613,927		556,985		574,865
Options		10,508,000		274,596		272,284		9,384,000		203,718		208,277

		382,801,362		1,956,634		1,398,255		446,268,903		1,255,471		1,253,701

Currency
Forwards		115,682,577		2,813,603		2,472,119		136,805,906		1,316,968		1,273,558
Futures*		413,960		36		2,364		576,730		696		989
Swaps		91,646,725		3,525,458		4,049,390		84,027,181		2,731,314		2,426,152
Options		1,852,065		27,258		13,025		1,238,475		7,668		4,713

		209,595,327		6,366,355		6,536,898		222,648,292		4,056,646		3,705,412

Stock and index
Futures*		1,828,302		37,455		89,624		1,352,920		11,179		13,232
Swaps		6,649,735		377,840		492,275		5,165,523		330,132		493,475
Options		7,257,715		168,311		359,274		4,880,805		80,576		240,274

		15,735,752		583,606		941,173		11,399,248		421,887		746,981

Credit
Swaps		3,006,114		32,860		17,468		2,864,357		17,799		8,695

		3,006,114		32,860		17,468		2,864,357		17,799		8,695

Commodity
Futures*		28,577		1,970		941		26,037		1,305		106
Swaps		—		—		—		31,635		4,348		4,352
Options		131,500		887		885		100,484		1,091		1,147

		160,077		2,857		1,826		158,156		6,744		5,605

Others		1,003,301		41,859		313,917		788,841		19,135		246,118

	￦	612,301,933	￦	8,984,171	￦	9,209,537	￦	684,127,797	￦	5,777,682	￦	5,966,512

*	Gains or losses arising from some daily mark-to-market futures are reflected in the margin accounts.

9.2 Average price conditions of future nominal cash flows by type of hedge accounting as of December 31, 2022 and 2023, are as follows:

	December 31, 2022
	1 year		2 years		3 years		4 years		5 years		Over 5 years		Total
	(In millions of Korean won)
Fair value hedge
Nominal amount of the hedging instrument	￦	5,677,321	￦	1,921,072	￦	2,701,675	￦	1,883,332	￦	426,551	￦	2,147,845	￦	14,757,796
Average price condition (%)		4.17		4.52		4.64		4.56		4.36		4.64		4.43
Average price condition (KRW/USD)		1,197.01		1,262.56		1,276.70		—		—		—		1,240.59
Average price condition (KRW/EUR)		1,363.42		1,373.32		—		1,436.86		—		—		1,387.71
Average price condition (KRW/AUD)		886.23		895.76		—		—		—		—		890.17
Average price condition (KRW/GBP)		1,617.02		—		1,535.25		—		—		—		1,537.85
Cash flow hedge
Nominal amount of the hedging instrument	￦	3,033,420	￦	892,720	￦	1,846,139	￦	771,585	￦	1,078,676	￦	210,000	￦	7,832,540
Average price condition (%)		2.90		2.60		4.42		4.62		4.95		3.99		3.54
Average price condition (KRW/USD)		1,178.13		1,196.80		1,166.24		1,225.35		1,252.61		—		1,202.02
Average price condition (KRW/EUR)		1,321.00		1,364.00		1,374.73		—		—		—		1,362.51
Average price condition (KRW/AUD)		—		856.40		851.50		—		—		—		853.40
Average price condition (KRW/SGD)		866.14		—		—		—		—		—		866.14
Hedge of net investments in foreign operations
Nominal amount of the hedging instrument	￦	65,012	￦	27,499	￦	—	￦	—	￦	—	￦	—	￦	92,511
Average price condition (KRW/USD)		1,071.00		—		—		—		—		—		1,071.00
Average price condition (KRW/GBP)		—		1,465.26		—		—		—		—		1,465.26

	December 31, 2023
	1 year		2 years		3 years		4 years		5 years		Over 5 years		Total
	(In millions of Korean won)
Fair value hedge
Nominal amount of the hedging instrument	￦	2,998,238	￦	3,555,510	￦	1,667,087	￦	349,482	￦	267,778	￦	2,304,270	￦	11,142,365
Average price condition (%)		4.77		4.86		5.18		5.23		5.73		4.93		4.95
Average price condition (KRW/USD)		1,257.22		1,277.42		1,242.04		—		—		—		1,257.90
Average price condition (KRW/EUR)		1,373.58		1,427.96		1,436.77		—		—		—		1,404.28
Average price condition (KRW/AUD)		872.12		840.73		—		—		—		—		869.67
Average price condition (KRW/GBP)		—		1,536.92		—		—		—		—		1,536.92
Cash flow hedge
Nominal amount of the hedging instrument	￦	1,651,669	￦	2,035,885	￦	1,994,375	￦	1,364,708	￦	154,813	￦	160,000	￦	7,361,450
Average price condition (%)		4.60		3.05		11.94		7.98		2.67		3.11		10.68
Average price condition (KRW/USD)		1,220.93		1,221.93		1,230.48		1,325.04		1,147.95		—		1,235.39
Average price condition (KRW/EUR)		1,364.00		1,374.73		—		—		1,392.00		—		1,372.29
Average price condition (KRW/AUD)		856.40		851.50		889.00		—		—		—		866.92
Hedge of net investments in foreign operations
Nominal amount of the hedging instrument	￦	31,332	￦	—	￦	207,593	￦	—	￦	—	￦	—	￦	238,925
Average price condition (KRW/USD)		1,071.00		—		1,178.92		—		—		—		1,164.76

9.3 Fair Value Hedge
9.3.1 Details of fair value hedged items as of December 31, 2022 and 2023 and changes in fair value for the years ended December 31, 2022 and 2023, are as follows:

		December 31, 2022								2022
		Carrying amount				Accumulated amount of hedge adjustments				Changes in fair value
		Assets		Liabilities		Assets		Liabilities
		(In millions of Korean won)
Hedge accounting
Interest rate	Debt securities in Korean won	￦	2,467,171	￦	—	￦	(107,444)	￦	—	￦	(86,757)
	Debt securities in foreign currencies		3,142,973		—		(232,085)		—		(215,183)
	Deposits in foreign currencies		—		29,429		—		(8,591)		6,976
	Debentures in Korean won		—		5,690,371		—		(249,629)		171,841
	Debentures in foreign currencies		—		1,196,781		—		(95,865)		123,817

			5,610,144		6,916,581		(339,529)		(354,085)		694

Currency	Debt securities in foreign currencies		1,651,268		—		(86,778)		—		152,893

			1,651,268		—		(86,778)		—		152,893

		￦	7,261,412	￦	6,916,581	￦	(426,307)	￦	(354,085)	￦	153,587

		December 31, 2023								2023
		Carrying amount				Accumulated amount of hedge adjustments				Changes in fair value
		Assets		Liabilities		Assets		Liabilities
		(In millions of Korean won)
Hedge accounting
Interest rate	Debt securities in Korean won	￦	1,975,442	￦	—	￦	(50,746)	￦	—	￦	49,323
	Debt securities in foreign currencies		2,585,073		—		(111,902)		—		74,080
	Deposits in Korean won		—		49,985		—		(15)		15
	Deposits in foreign currencies		—		32,016		—		(6,667)		(1,924)
	Debentures in Korean won		—		5,678,927		—		(141,073)		(94,418)
	Debentures in foreign currencies		—		1,310,952		—		(68,706)		(27,159)

			4,560,515		7,071,880		(162,648)		(216,461)		(83)

Currency	Debt securities in foreign currencies		1,525,072		—		140,391		—		40,857

			1,525,072		—		140,391		—		40,857

		￦	6,085,587	￦	7,071,880	￦	(22,257)	￦	(216,461)	￦	40,774

9.3.2 Details of derivative instruments designated as fair value hedge as of December 31, 2022 and 2023 and changes in fair value for the years ended December 31, 2022 and 2023, are as follows:

	December 31, 2022						2022
	Notional amount		Assets		Liabilities		Changes in fair value
	(In millions of Korean won)
Interest rate
Swaps	￦	13,290,183	￦	186,258	￦	104,856	￦	(1,244)
Currency
Forwards		1,467,613		37,015		29,069		(132,524)

	￦	14,757,796	￦	223,273	￦	133,925	￦	(133,768)

	December 31, 2023						2023
	Notional amount		Assets		Liabilities		Changes in fair value
	(In millions of Korean won)
Interest rate
Swaps	￦	9,654,617	￦	111,360	￦	75,776	￦	(15,927)
Currency
Forwards		1,487,748		18,916		28,793		(42,969)

	￦	11,142,365	￦	130,276	￦	104,569	￦	(58,896)

9.3.3 Details of hedge ineffectiveness recognized in profit or loss on derivative instruments designated as fair value hedge for the years ended December 31, 2021, 2022 and 2023, are as follows:

	2021		2022		2023
	(In millions of Korean won)
Hedge accounting
Interest rate	￦	(12,058)	￦	(550)	￦	6,513
Currency		5,969		20,369		(2,112)

	￦	(6,089)	￦	19,819	￦	4,401

9.3.4 Gains or losses on fair value hedging instruments and hedged items attributable to the hedged risk for the years ended December 31, 2021, 2022 and 2023, are as follows:

	2021		2022		2023
	(In millions of Korean won)
Gains (losses) on hedging instruments	￦	(187,364)	￦	(104,354)	￦	(36,372)
Gains (losses) on hedged items attributable to the hedged risk		188,556		124,142		35,011

	￦	1,192	￦	19,788	￦	(1,361)

9.4 Cash Flow Hedge
9.4.1 Details of cash flow hedged items as of December 31, 2022 and 2023 and changes in fair value for the years ended December 31, 2022 and 2023, are as follows:

	Cash flow hedge reserve				Changes in fair value
	December 31, 2022		December 31, 2023		2022		2023
	(In millions of Korean won)
Hedge accounting
Interest rate risk	￦	46,234	￦	113,361	￦	(107,134)	￦	(89,536)
Currency risk		(26,602)		(39,806)		14,289		68,868

	￦	19,632	￦	73,555	￦	(92,845)	￦	(20,668)

9.4.2 Details of derivative instruments designated as cash flow hedge as of December 31, 2022 and 2023 and changes in fair value for the years ended December 31, 2022 and 2023, are as follows:

	December 31, 2022						2022
	Notional amount		Assets		Liabilities		Changes in fair value
	(In millions of Korean won)
Interest rate
Forwards	￦	1,079,652	￦	20,200	￦	56,753	￦	(36,553)
Swaps		3,231,288		101,975		124		111,902
Currency
Swaps		3,521,600		116,961		98,237		1,042

	￦	7,832,540	￦	239,136	￦	155,114	￦	76,391

	December 31, 2023						2023
	Notional amount		Assets		Liabilities		Changes in fair value
	(In millions of Korean won)
Interest rate
Forwards	￦	750,396	￦	105,124	￦	7,856	￦	57,623
Swaps		3,115,818		59,376		3,547		(40,188)
Currency
Swaps		3,495,236		85,170		122,848		(8,604)

	￦	7,361,450	￦	249,670	￦	134,251	￦	8,831

9.4.3 Gains or losses on cash flow hedging instruments and hedged items attributable to the hedged risk for the years ended December 31, 2021, 2022 and 2023, are as follows:

	2021		2022		2023
	(In millions of Korean won)
Gains (losses) on hedging instruments:	￦	96,491	￦	76,391	￦	8,831
Effective portion of gains (losses) on cash flow hedging instruments (recognized in other comprehensive income or loss)		95,478		71,754		7,328
Ineffective portion of gains (losses) on cash flow hedging instruments (recognized in profit or loss)		1,013		4,637		1,503

9.4.4 Amounts recognized in other comprehensive income (loss) and reclassified from equity to profit or loss related to derivative instruments designated as cash allow hedge for the years ended December 31, 2021, 2022 and 2023, are as follows:

	2021		2022		2023
	(In millions of Korean won)
Other comprehensive income (loss)	￦	95,478	￦	71,754	￦	7,328
Reclassification to profit or loss		(53,080)		(20,537)		48,508
Income tax effect		(21,534)		(25,049)		(1,913)

	￦	20,864	￦	26,168	￦	53,923

9.5 Hedge of Net Investments in Foreign Operations
9.5.1 Details of net investments in foreign operations hedged items as of December 31, 2022 and 2023 and changes in fair value for the years ended December 31, 2022 and 2023, are as follows:

	Foreign currency translation reserve		Changes in fair value
	December 31, 2022	December 31, 2023	2022		2023
	(In millions of Korean won)
Hedge accounting
Currency risk	￦ (114,742)	￦ (129,401)	￦	104,021	￦	19,590
9.5.2 Details of financial instruments designated as hedge of net investments in foreign operations as of December 31, 2022 and 2023 and changes in fair value for the years ended December 31, 2022 and 2023, are as follows:

	December 31, 2022						2022
	Notional amount		Assets		Liabilities		Changes in fair value
	(In millions of Korean won)
Currency
Forwards	￦	92,511	￦	—	￦	11,194	￦ (16,168)
Debentures in foreign currencies		1,361,080		—		1,361,080	(87,853)

	￦	1,453,591	￦	—	￦	1,372,274	￦ (104,021)

	December 31, 2023						2023
	Notional amount		Assets		Liabilities		Changes in fair value
	(In millions of Korean won)
Currency
Forwards	￦	31,332	￦	—	￦	5,307	￦ 6,923
Debentures in foreign currencies		1,435,817		—		1,435,817	(26,513)

	￦	1,467,149	￦	—	￦	1,441,124	￦ (19,590)

9.5.3 Fair value of
non-derivative
financial instruments designated as hedge of net investments in f oreign
operations as of December 31, 2022 and 2023, are as follows:

	December 31, 2022		December 31, 2023
	(In millions of Korean won)
Debentures in foreign currencies	￦	1,211,215	￦	1,509,978
9.5.4 Gains or losses on net investments in foreign operations hedging instruments and hedged items attributable to the hedged risk for the years ended December 31, 2021, 2022 and 2023, are as follows:

	2021		2022		2023
	(In millions of Korean won)
Gains (losses) on hedging instruments:	￦	(88,729)	￦	(104,021)	￦	(19,590)
Effective portion of gains (losses) on hedge of net investments in foreign operations (recognized in other comprehensive income or loss)		(88,729)		(104,021)		(19,590)
Ineffective portion of gains (losses) on hedge of net investments in foreign operations (recognized in profit or loss)		—		—		—
9.5.5 Effective portion of gains or losses on net investments in foreign operations hedging instruments recognized in other comprehensive income (loss) for the years ended December 31, 2021, 2022 and 2023, are as follows:

	2021		2022		2023
	(In millions of Korean won)
Other comprehensive income (loss)	￦	(88,729)	￦	(104,021)	￦	(19,590)
Reclassification to profit or loss		5,195		—		—
Income tax effect		25,599		24,936		4,931

	￦	(57,935)	￦	(79,085)	￦	(14,659)